DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)															12 Months Ended
	Dec. 12, 2023 USD ($) $ / shares shares	Dec. 11, 2023 item	Nov. 13, 2023 USD ($)	Oct. 13, 2023 USD ($)	Oct. 12, 2023 USD ($)	Sep. 12, 2023 USD ($)	Sep. 08, 2023 USD ($) $ / shares	Aug. 11, 2023 USD ($)	Jul. 12, 2023 USD ($)	Jun. 12, 2023 USD ($)	May 12, 2023 USD ($)	May 09, 2023 USD ($) shares	Apr. 13, 2023 USD ($)	Oct. 12, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) D $ / shares shares	Dec. 31, 2022 $ / shares shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares															$ 10.05
Transaction costs															$ 30,639,304
Underwriting fees															4,000,000
Deferred underwriting fee payable															12,100,000
Other offering costs															685,615
Excess of fair value															$ 13,853,689
Obligation to redeem public shares if entity does not complete a business combination (as a percent)															100.00%
Redemption limit percentage without prior consent															15
Redemption period upon closure															10 days
Maximum allowed dissolution expenses															$ 100,000
Condition for future business combination threshold net tangible assets															$ 5,000,001
Founder shares conversion ratio															1
Aggregate redemption amount															$ (208,978,864)
Balance in trust account															48,000,000
Advance from sponsor															1,889,768
Cash deposited in trust account															$ 1,330,000
Initial public offering price per unit | $ / shares															$ 10.00
Maximum number of times that the period to consummate the business combination can be extended by the company. | item		10
Minimum percentage of votes required to approval of extension amendment	66.667%
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares														23,000,000
Purchase price, per unit | $ / shares														$ 10.00
Proceeds from issuance initial public offering														$ 230,000,000
Initial Public Offering | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Investment of cash into trust account														$ 231,150,000
Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of private placement warrants (in shares) | shares														7,150,000
Price of warrant | $ / shares														$ 1.00
Gross proceeds from issuance of warrants														$ 7,150,000
Over Allotment
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares														3,000,000
Purchase price, per unit | $ / shares														$ 10.00
Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum amount agreed to be deposited in trust account by sponsor if the extension proposal was approved															$ 160,000
Share price per public share considered for amount agreed to be deposited in trust account by sponsor if the extension proposal was approved | $ / shares															$ 0.04
Number of business days following the public announcement of the extension, during which the amount is agreed to be deposited by sponsor in trust account | D															1
Maximum contribution to company or trust	$ 50,000
Maximum payment per share | $ / shares	$ 0.025
Class A common stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Common shares, par value (in dollars per share) | $ / shares															$ 0.0001	$ 0.0001
Common shares, shares issued | shares												8,665,842			4,002,121	0
Common shares, shares outstanding | shares												8,665,842			4,002,121	0
Class A common stock | Initial Public Offering | Public Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price of warrant | $ / shares														$ 11.50
Class A common stock | Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Price of warrant | $ / shares															$ 11.50
Class A Redeemable
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Temporary Equity, Redemption Price Per Share | $ / shares	$ 11.00														11.05	$ 10.19
Exercised the right for redeem their shares for cash at redemption price per share | $ / shares															$ 10.31
Aggregate redemption amount	$ 19,990,000														$ 189,000,000
Number of shares redeemed | shares	1,817,650														18,336,279
Class B common stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Common shares, par value (in dollars per share) | $ / shares															$ 0.0001	$ 0.0001
Common shares, shares issued | shares												1,747,879			1,747,879	5,750,000
Common shares, shares outstanding | shares												1,747,879			1,747,879	5,750,000
Class B common stock | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Founder shares conversion ratio												1
Class B to Class A conversion (in shares) | shares												4,002,121
Extension Promissory Note | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum borrowing capacity of related party loans													$ 1,000,000
Advance from sponsor													$ 160,000
Amount requested to be drawn down			$ 160,000		$ 160,000							$ 160,000
Cash deposited in trust account			$ 160,000	$ 160,000		$ 160,000		$ 160,000	$ 160,000	$ 160,000	$ 160,000
Amended and Restated Extension Promissory Note
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Cash deposited in trust account	$ 50,000
Amended and Restated Extension Promissory Note | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Principal amount of promissory note							$ 2,500,000
Amended and Restated Extension Promissory Note | Sponsor | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Unpaid principal balance converted into warrants							$ 1,500,000
Exercise price of warrant | $ / shares							$ 1.00								$ 1.00
Amended and Restated Extension Promissory Note | Sponsor | Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Unpaid principal balance converted into warrants															$ 1,500,000